Allowance for Loan and Lease Losses ("ALLL") (Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Non Accrual Loans Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, excluding loans covered by FDIC loss share agreements, on nonaccrual status	$ 3.3	$ 1.4
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, excluding loans covered by FDIC loss share agreements, on nonaccrual status	$ 1.0	$ 1.0